RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reclassification of net realized (gain) loss on securities into earnings	$ (47,664)
Gain on settlement of securities
Gain on settlement of securities	(52,657)
Other-Than-Temporary Investment
Gain on settlement of securities	$ 4,993